Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 5,458,185	¥ 6,279,801
Liabilities	4,604,721	5,555,201
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,011,293,523	1,040,509,649
Assets	4,581,758	5,421,152
Liabilities	4,175,797	4,943,842
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	858,215,990	893,588,637
Assets	3,356,301	3,446,719
Liabilities	2,847,236	2,982,015
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	27,151,116	38,049,894
Assets	25,072	51,843
Liabilities	25,135	50,545
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	149,812,643	165,280,570
Assets	30,028	48,277
Liabilities	6,781	11,465
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	141,215,426	124,681,480
Assets	1,169	616
Liabilities	27
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	447,738,012	465,412,015
Assets	3,103,317	3,123,501
Liabilities	2,667,408	2,729,662
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	92,298,793	100,164,678
Assets	196,715	222,482
Liabilities	147,885	190,343
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	147,201,745	141,416,221
Assets	1,139,631	1,858,803
Liabilities	1,212,923	1,783,476
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,956	4,500
Assets	78
Liabilities		7
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	77,408,138	78,698,264
Assets	469,893	862,105
Liabilities	500,106	843,072
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	62,865,742	54,931,441
Assets	577,438	869,766
Liabilities	629,322	823,957
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,925,909	7,782,016
Assets	92,222	126,932
Liabilities	83,495	116,440
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,013,133	3,049,786
Assets	54,476	82,305
Liabilities	84,260	143,084
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,306,700	1,158,638
Assets	10,880	14,348
Liabilities	7,198	20,418
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	915,623	1,101,352
Assets	26,502	31,352
Liabilities	49,281	69,630
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,813	2,615
Assets	169	449
Liabilities	70
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	117,264	119,965
Assets	590	3,111
Liabilities	8,791	21,499
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	667,733	667,216
Assets	16,335	33,045
Liabilities	18,920	31,537
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	225,659	169,734
Assets	11,468	16,823
Liabilities	9,617	14,715
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	124,095	7,134
Assets	2,193	181
Liabilities	2,378	389
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	98,277	158,139
Assets	9,187	16,496
Liabilities	6,742	13,647
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,287	4,461
Assets	88	146
Liabilities	497	679
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,636,996	2,285,271
Assets	19,882	16,502
Liabilities	21,761	20,552
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	63,007,128	65,871,751
Assets	876,427	858,649
Liabilities	428,924	611,359
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	49,746,592	53,625,724
Assets	627,647	664,807
Liabilities	376,602	500,374
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,750,280	1,577,745
Assets	181	438
Liabilities		124
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	46,849,278	51,896,189
Assets	602,887	638,744
Liabilities	376,602	500,250
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	147,034	151,790
Assets	24,579	25,625
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,240,781	12,204,471
Assets	248,780	184,981
Liabilities	51,408	110,985
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,971,057	1,983,357
Assets	24,189	20,587
Liabilities	13,878	26,515
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,269,724	10,221,114
Assets	224,591	164,394
Liabilities	37,530	84,470
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	19,755	41,556
Assets		8,861
Liabilities	914
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	19,755	41,556
Assets		¥ 8,861
Liabilities	¥ 914